Intangible assets and goodwill	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets and goodwill
Intangible assets and goodwill

A.	Intangible assets

Intangible assets are comprised of the following:

		December 31, 2012
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	15	$2,756	$(377)	$2,379
Intellectual property	12	1,767	(342)	1,425
Other	10	299	(105)	194
Total finite-lived intangible assets	13	4,822	(824)	3,998
Indefinite-lived intangible assets - In-process research & development		18	—	18
Total intangible assets		$4,840	$(824)	$4,016

		December 31, 2011
	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	15	$2,811	$(213)	$2,598
Intellectual property	11	1,794	(244)	1,550
Other	11	299	(97)	202
Total finite-lived intangible assets	13	4,904	(554)	4,350
Indefinite-lived intangible assets - In-process research & development		18	—	18
Total intangible assets		$4,922	$(554)	$4,368

		December 31, 2010
	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	17	$630	$(108)	$522
Intellectual property	9	306	(166)	140
Other	13	197	(72)	125
Total finite-lived intangible assets	14	1,133	(346)	787
Indefinite-lived intangible assets - In-process research & development		18	—	18
Total intangible assets		$1,151	$(346)	$805

During 2012, we acquired finite-lived intangible assets aggregating $120 million due to purchases of Siwei ($112 million) and Caterpillar Tohoku Ltd. (Cat Tohoku) ($8 million). See Note 23 for details on these acquisitions.

Customer relationship intangibles of $207 million, net of accumulated amortization of $93 million, were reclassified from Intangible assets to held for sale and/or divested during 2012, primarily related to the divestiture of portions of the Bucyrus distribution business and our third party logistics business, and are not included in the December 31, 2012 balances in the table above. See Note 25 for additional information on assets held for sale.

Customer relationship intangibles of $51 million, net of accumulated amortization of $29 million, from the All Other segment were impaired during 2012. Fair value of the intangibles was determined using an income approach based on the present value of discounted cash flows. The impairment of $22 million was recognized in Other operating (income) expenses in Statement 1 and included in the All Other segment.

During 2011, we acquired finite-lived intangible assets aggregating $4,167 million primarily due to purchases of Bucyrus International, Inc. (Bucyrus) ($3,901 million), Pyroban Group Ltd. (Pyroban) ($41 million) and MWM Holding GmbH (MWM) ($221 million).  See Note 23 for details on these acquisitions.

As described in Note 25, we sold customer relationship intangibles of $63 million associated with the divestiture of a portion of the Bucyrus distribution business in December 2011.  Additionally, $186 million of customer relationship intangibles were classified as held for sale at December 31, 2011, and are not included in the table above.

During 2010, we acquired finite-lived intangible assets aggregating $409 million primarily due to purchases of Electro-Motive Diesel, Inc. (EMD) ($329 million), GE Transportation’s Inspection Products business ($28 million), JCS Company, Ltd. (JCS) ($12 million) and FCM Rail Ltd. (FCM) ($10 million).  Also, associated with the purchase of EMD, we acquired $18 million of indefinite-lived intangible assets.  See Note 23 for details on these acquisitions.

Finite-lived intangible assets are amortized over their estimated useful lives and tested for impairment if events or changes in circumstances indicate that the asset may be impaired.  Indefinite-lived intangible assets are tested for impairment at least annually.

Amortization expense related to intangible assets was $387 million, $233 million and $76 million for 2012, 2011 and 2010, respectively.

As of December 31, 2012, amortization expense related to intangible assets is expected to be:

(Millions of dollars)
2013	2014	2015	2016	2017	Thereafter
$380	$375	$371	$365	$359	$2,166

B.	Goodwill

As discussed in Note 23, we recorded goodwill of $625 million related to our May 2012 acquisition of Siwei. In November 2012, Caterpillar became aware of inventory accounting discrepancies at Siwei which led to an internal investigation. Caterpillar's investigation determined that Siwei had engaged in accounting misconduct prior to Caterpillar's acquisition of Siwei in mid-2012. The accounting misconduct included inappropriate accounting practices involving improper cost allocation that resulted in overstated profit and improper revenue recognition practices involving early and, at times unsupported, revenue recognition.

Because of the accounting misconduct identified in the fourth quarter of 2012, Siwei's goodwill was tested for impairment as of November 30, 2012. We determined the carrying value of Siwei, which is a separate reporting unit, exceeded its fair value at the measurement date, requiring step two in the impairment test process.  The fair value of the Siwei reporting unit was determined primarily using an income approach based on the present value of discounted cash flows. We assigned the fair value to the reporting unit's assets and liabilities and determined the implied fair value of goodwill was substantially below the carrying value of the reporting unit's goodwill.  Accordingly, we recognized a $580 million goodwill impairment charge, which resulted in goodwill of $45 million remaining for Siwei as of December 31, 2012. The goodwill impairment was a result of changes in the assumptions used to determine the fair value resulting from the accounting misconduct that occurred before the acquisition. There was no tax benefit associated with this impairment charge. The Siwei goodwill impairment charge is reported in the Resource Industries segment.

Additionally, during 2012, we recorded goodwill of $22 million related to the acquisition of Cat Tohoku and finalized the allocation of the Bucyrus and MWM purchase prices to identifiable assets and liabilities, adjusting goodwill from our December 31, 2011 preliminary allocation for Bucyrus and MWM by a reduction of $28 million and an increase of $9 million, respectively. See Note 23 for details on these acquisitions.

During 2011, we acquired net assets with related goodwill aggregating $5,026 million primarily due to purchases of Bucyrus ($4,616 million), Pyroban ($23 million) and MWM ($387 million).  See Note 23 for details on these acquisitions.

During 2010, we acquired net assets with related goodwill of $286 million as part of the purchase of EMD.  In 2010, we also acquired net assets with related goodwill as part of the purchases of FCM ($17 million), GE Transportation’s Inspection Products business ($15 million), JCS ($8 million) and other acquisitions ($8 million).  See Note 23 for details on these acquisitions.

Goodwill of $181 million and $409 million was reclassified to held for sale and/or divested during 2012 and 2011, respectively, primarily related to the divestiture of portions of the Bucyrus distribution business, and is not included in the December 31, 2012 and 2011 respective balances in the table below. No goodwill was disposed of or held for sale in 2010. See Note 25 for additional information on divestitures and assets held for sale.

As discussed in Note 22 – Segment Information, during 2011, we revised our reportable segments in line with the changes to our organizational structure that were announced during 2010.  Our reporting units did not significantly change as a result of the changes to our reportable segments.

The changes in carrying amount of goodwill by reportable segment for the years ended December 31, 2012, 2011 and 2010 were as follows:

(Millions of dollars)	December 31, 2011	Acquisitions	Held for Sale and Business Divestitures [1]	Impairment Loss	Other Adjustments [2]	December 31, 2012
Construction Industries
Goodwill	$378	$22	$—	$—	$(18)	$382
Resource Industries
Goodwill	4,121	597	(181)	—	22	4,559
Impairments	(22)	—	—	(580)	—	(602)
Net goodwill	4,099	597	(181)	(580)	22	3,957
Power Systems
Goodwill	2,486	9	—	—	(9)	2,486
All Other [3]
Goodwill	117	—	—	—	—	117
Consolidated total
Goodwill	7,102	628	(181)	—	(5)	7,544
Impairments	(22)	—	—	(580)	—	(602)
Net goodwill	$7,080	$628	$(181)	$(580)	$(5)	$6,942

	December 31, 2010	Acquisitions	Held for Sale and Business Divestitures [1]	Impairment Loss	Other Adjustments [2]	December 31, 2011
Construction Industries
Goodwill	$357	$—	$—	$—	$21	$378
Resource Industries
Goodwill	73	4,616	(397)	—	(171)	4,121
Impairments	(22)	—	—	—	—	(22)
Net goodwill	51	4,616	(397)	—	(171)	4,099
Power Systems
Goodwill	2,077	410	—	—	(1)	2,486
All Other [3]
Goodwill	129	—	(12)	—	—	117
Consolidated total
Goodwill	2,636	5,026	(409)	—	(151)	7,102
Impairments	(22)	—	—	—	—	(22)
Net goodwill	$2,614	$5,026	$(409)	$—	$(151)	$7,080

	December 31, 2009	Acquisitions	Held for Sale and Business Divestitures [1]	Impairment Loss	Other Adjustments [2]	December 31, 2010
Construction Industries
Goodwill	$342	$5	$—	$—	$10	$357
Resource Industries
Goodwill	69	3	—	—	1	73
Impairments	(22)	—	—	—	—	(22)
Net goodwill	47	3	—	—	1	51
Power Systems
Goodwill	1,751	326	—	—	—	2,077
All Other [3]
Goodwill	129	—	—	—	—	129
Consolidated total
Goodwill	2,291	334	—	—	11	2,636
Impairments	(22)	—	—	—	—	(22)
Net goodwill	$2,269	$334	$—	$—	$11	$2,614

[1]	See Note 25 for additional information.

[2]	Other adjustments are comprised primarily of foreign currency translation.

[3]	Includes All Other operating segment (See Note 22).